Short-term Investments	12 Months Ended
Dec. 31, 2024
Short-term Investments
Short-term Investments
7.	Short-term Investments

As of December 31, 2023 and 2024, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2024, the effective yields of short-term investments ranged from 1.41% to 6.70% per annum (2023: 1.85% to 8.31% per annum).

The following is a summary of short-term investments (in thousands):

December 31, 2023
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	4,275,329	160,728	4,436,057

December 31, 2024
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	10,565,640	190,503	10,756,143

During the years ended December 31, 2022, 2023 and 2024, the Group recorded investment income related to short-term investments of RMB342.6 million, RMB414.2 million and RMB530.6 million in the consolidated statements of operations and comprehensive income, respectively.